Information by segment and main country - Main countries (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Information by segment and main country [Line Items]
Total sales	€ 18,021	€ 18,169	€ 17,827
Netherlands
Information by segment and main country [Line Items]
Total sales	2,506	2,390	2,021
Tangible and intangible assets	1,662	1,624	1,746
United States
Information by segment and main country [Line Items]
Total sales	7,227	7,178	7,226
Tangible and intangible assets	11,607	11,410	12,087
China
Information by segment and main country [Line Items]
Total sales	1,153	1,408	1,239
Tangible and intangible assets	250	234	260
Japan
Information by segment and main country [Line Items]
Total sales	886	941	1,011
Tangible and intangible assets	396	407	436
Germany
Information by segment and main country [Line Items]
Total sales	653	573	642
Tangible and intangible assets	392	348	323
Other countries
Information by segment and main country [Line Items]
Total sales	5,596	5,679	5,688
Tangible and intangible assets	1,509	1,527	1,550
Total main countries
Information by segment and main country [Line Items]
Total sales	18,021	18,169	17,827
Tangible and intangible assets	€ 15,816	€ 15,550	€ 16,402